Equity - Profit distribution (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity
Net income attributable to Vale's shareholders	$ 18,788	$ 22,445	$ 4,881
Appropriation to legal reserve	(276)	(1,123)
Appropriation to tax incentive reserve	(1,157)	(2,581)
Net income after appropriations to legal reserve and tax incentive reserve	17,355	18,741
Reclassification of the fair value adjustment reserve (note 16l)		522
Minimum mandatory remuneration	4,386	4,542
Additional remuneration
from statutory reserve		1,476
from the net income for the year	437	7,326
Total additional remuneration	437	8,802
Total remuneration to shareholders	4,823	13,344
Appropriation to statutory reserve	8,821	7,395
Appropriation to retained earnings reserve	$ 3,711